GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Goodwill
Beginning balance	$ 587		$ 587
Impairment of Goodwill	$ (587)	[1]
Ending balance			$ 587	$ 587

[1]	During the fourth quarter of 2015, the Company determined that sufficient indicators of potential impairment existed which require goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses, the Company recorded goodwill impairment charge in 2015, in the amount of $587.